Financial instruments disclosures Carrying Amounts And Fair Values (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Fair Value
Short term borrowings	$ (846)	$ (312)
Medium-term and long-term borrowings	(13,864)	(13,554)
Carrying Value
Short term borrowings	(842)	(312)
Medium-term and long-term borrowings	$ (12,123)	$ (12,440)